Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class II
May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.33%
Annual Return 2017	0.98%
Annual Return 2018	1.85%
Annual Return 2019	2.10%
Annual Return 2020	0.42%
Annual Return 2021	0.01%
Annual Return 2022	1.56%
Annual Return 2023	4.97%